    As filed with the Securities and Exchange Commission on October 24, 2005


                                                             File Nos. 333-96795
                                                                       811-08306

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 Pre-Effective Amendment No.
                                                                              []

Post-Effective Amendment No. 8
                                                                             [x]

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 Amendment No. 74
                                                                             [x]

                        (Check Appropriate Box or Boxes)


              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                           (Exact Name of Registrant)


                   FIRST METLIFE INVESTORS INSURANCE COMPANY
                              (Name of Depositor)

200 Park Avenue New York, NY
                                                                         10166

(Address of Depositor's Principal Executive Offices)                     (Zip
                                                                          Code)

              (Depositor's Telephone Number, including Area Code)
                                 (800) 989-3752

                    (Name and Address of Agent for Service)
                               Richard C. Pearson
                            Executive Vice President

                   First MetLife Investors Insurance Company
                          c/o 5 Park Plaza, Suite 1900
                                Irvine, CA 92614
                                 (949) 223-5680


                                   COPIES TO:

                                W. Thomas Conner
                        Sutherland Asbill & Brennan LLP
                          1275 Pennsylvania Avenue, NW
                           Washington, DC 20004-2415
                                 (202) 383-0590

                 (Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

[x] immediately upon filing pursuant to paragraph (b) of Rule 485.

[] on (date) pursuant to paragraph (b) of Rule 485.


[] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:


[] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Registered: Individual Variable Annuity Contracts

     This registration statement incorporates by reference the prospectus, as supplemented (the "Prospectus"), and the statement of additional information dated May 1, 2005 for the Class C contracts included in Post-effective Amendment No. 4 to the registration statement on Form N-4 (File No. 333-96795) filed on April 28, 2005 pursuant to paragraph (b) of Rule 485.


     This registration statement also incorporates herein by reference the supplement to the statement of additional information dated October 18, 2005, as filed on October 18, 2005 pursuant to Rule 497.

  FIRST METLIFE INVESTORS INSURANCE COMPANY FIRST METLIFE INVESTORS VARIABLE
                              ANNUITY ACCOUNT ONE

                       SUPPLEMENT DATED NOVEMBER 1, 2005
             TO THE PROSPECTUS DATED MAY 1, 2005 (AS SUPPLEMENTED)

This supplement describes an optional benefit, the Guaranteed Withdrawal
Benefit ("GWB I"), which may be added by rider to Class C variable annuity contracts issued by First MetLife Investors Insurance Company ("we," "us," or "our"). The GWB I guarantees that the entire amount of purchase payments you make until termination of the rider will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any contract year do not exceed the maximum amount allowed. This supplement also describes an enhanced version of the Guaranteed Withdrawal Benefit ("Enhanced GWB"), which, when approved, may be added by rider to Class
C contracts issued by us. When approved, we will offer the Enhanced GWB rider instead of the GWB I rider. In addition, this supplement adds a new investment portfolio to your contract. Legg Mason Value Equity Portfolio is expected to be available on or about December 19, 2005. This supplement also notifies you that the address of the distributor of the contract, MetLife Investors Distribution Company, has changed to 5 Park Plaza, Suite 1900, Irvine, CA 92614. Please use this address when writing to request a prospectus or Statement of Additional Information (SAI). This supplement also notifies you that the address, telephone number and fax number of our Annuity Service Center that you should use is now the following: P.O. Box 10426, Des Moines, Iowa 50306-0426;
telephone (800) 842-9325; and fax (515) 273-4980. Please use this address, telephone number and fax number for requests other than for a prospectus or SAI.

This supplement provides information in addition to that contained in the prospectus dated May 1, 2005 (as supplemented) for the contract. It should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 842-9325 to request a free copy.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

1.  FEE TABLES

In the "Periodic Fees and Expenses Table" in the "FEE TABLES AND EXAMPLES" section of the prospectus, add the following:

GUARANTEED WITHDRAWAL BENEFIT AND ENHANCED
  GUARANTEED WITHDRAWAL BENEFIT RIDER      0.50% of the Guaranteed Withdrawal Amount
  CHARGE PRIOR TO OPTIONAL RESET           (Note 3)

GUARANTEED WITHDRAWAL BENEFIT AND ENHANCED
  GUARANTEED WITHDRAWAL BENEFIT RIDER      0.95% of the Guaranteed Withdrawal Amount
  CHARGE UPON OPTIONAL RESET (MAXIMUM)     (Note 3)

You may not have a Guaranteed Withdrawal Benefit and the Guaranteed Minimum Income Benefit in effect at the same time.

Note 3. See "Access to Your Money -- Guaranteed Withdrawal Benefit" for a definition of the term Guaranteed Withdrawal Amount.

Replace the table showing Minimum and Maximum Total Annual Portfolio Expenses with the following:

                                                                          MINIMUM MAXIMUM
-----------------------------------------------------------------------------------------
Total Annual Portfolio Expenses
  (expenses that are deducted from investment portfolio assets, including
  management fees, 12b-1/service fees, and other expenses)**.............  0.55%   1.40%

--------
** These expenses include the estimated total annual operating expenses of the Legg Mason Value Equity Portfolio, which is expected to be available on or about December 19, 2005.

                                                                  SUPP-GWBSBNYC

Add the following to the "Investment Portfolio Expenses" table under "Met Investors Series Trust":

                                                           TOTAL   CONTRACTUAL NET TOTAL
                                                          ANNUAL     EXPENSE    ANNUAL
                        MANAGEMENT    12B-1/     OTHER   PORTFOLIO SUBSIDY OR  PORTFOLIO
                           FEES    SERVICE FEES EXPENSES EXPENSES   DEFERRAL   EXPENSES
----------------------------------------------------------------------------------------
Legg Mason Value Equity
  Portfolio*...........    0.70%       0.25%      0.45%    1.40%      0.35%      1.05%

--------
* The Legg Mason Value Equity Portfolio is expected to be available on or about December 19, 2005. Portfolio expenses are estimated for the year ended December 31, 2005.

   2.  EXAMPLES

Replace the "Examples" in the "FEE TABLES AND EXAMPLES" section with the following:

   THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.

   THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE SUBSIDY AND/OR DEFERRAL). THE TOTAL ANNUAL PORTFOLIO EXPENSES (BEFORE APPLICABLE EXPENSE LIMITATIONS) OF 1.40% FOR THE LEGG MASON VALUE EQUITY PORTFOLIO IS USED AS THE INVESTMENT PORTFOLIO WITH THE MAXIMUM FEES AND EXPENSES IN THE EXAMPLES BELOW. (THE LEGG MASON VALUE EQUITY PORTFOLIO IS EXPECTED TO BE AVAILABLE ON OR ABOUT DECEMBER 19, 2005.) ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

   IF YOU SURRENDER, DO NOT SURRENDER OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:

CHART 1. Chart 1 assumes you select the optional Annual Step-Up Death Benefit rider and the Guaranteed Withdrawal Benefit I ("GWB I") rider and elect the Optional Reset of the GWB I on the 5/th/ contract anniversary and, as a result, the GWB rider charge increases to the maximum charge permitted on an Optional Reset of 0.95%, which is the most expensive way to purchase the contract.*

                                             TIME PERIODS
         1 YEAR                    3 YEARS                    5 YEARS                    10 YEARS
-----------------------------------------------------------------------------------------------------------
        (a) $393                  (a) $1,188                 (a) $2,066                 (a) $4,495
        (b) $308                  (b) $  939                 (b) $1,658                 (b) $3,728

   IF YOU SURRENDER, DO NOT SURRENDER OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:

CHART 2. Chart 2 assumes you do not select the optional death benefit rider, the Guaranteed Minimum Income Benefit rider, or a Guaranteed Withdrawal Benefit rider, which is the least expensive way to purchase the contract.

                                             TIME PERIODS
         1 YEAR                    3 YEARS                    5 YEARS                    10 YEARS
-----------------------------------------------------------------------------------------------------------
        (a) $320                   (a) $978                  (a) $1,658                 (a) $3,463
        (b) $236                   (b) $725                  (b) $1,241                 (b) $2,650

   IF YOU SURRENDER, DO NOT SURRENDER OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:

CHART 3. Chart 3 assumes that, when the Enhanced GWB rider is available, you select the Annual Step-Up Death Benefit rider and the Enhanced GWB rider and elect the Optional Reset of the Enhanced GWB on the 3/rd/ contract anniversary and, as a result, the GWB rider charge increases to the maximum charge permitted on an Optional Reset of 0.95%, which will be the most expensive way to purchase the contract for a 3, 5 and 10 year period.*

                                             TIME PERIODS
         1 YEAR                    3 YEARS                    5 YEARS                    10 YEARS
-----------------------------------------------------------------------------------------------------------
        (a) $393                  (a) $1,246                 (a) $2,164                 (a) $4,608
        (b) $308                  (b) $  996                 (b) $1,757                 (b) $3,847

--------
* Purchasing the contract with the Annual Step-Up Death Benefit rider and either the GWB I or Enhanced GWB rider is the most expensive way to purchase the contract for a one year time period.

The Examples should not be considered a representation of past or future expenses or annual rates of return of any investment portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples.

   3.  PURCHASE

Add the following to the beginning of the Purchase section:

"The maximum issue ages for the contract and certain of its riders may be reduced in connection with the offer of the contract through certain broker dealers. You should discuss this with your account representative."

   4.  INVESTMENT OPTIONS

Add the following under "Met Investors Series Trust (Class B)":

   Legg Mason Value Equity Portfolio*

   * The Legg Mason Value Equity Portfolio is expected to be available on or about December 19, 2005.

   5.  EXPENSES

In the "EXPENSES" section of the prospectus, add the following:

GUARANTEED WITHDRAWAL BENEFIT -- RIDER CHARGE

We offer a Guaranteed Withdrawal Benefit ("GWB I") rider which you can select when you purchase the contract. When available, we will offer the Enhanced Guaranteed Withdrawal Benefit ("Enhanced GWB") rider instead of the GWB I rider (see "Access to Your Money -- Guaranteed Withdrawal Benefit"). Collectively, we will refer to these two riders as the "GWB." If you elect the GWB, a charge is deducted from your account value on each contract anniversary. The charge is equal to 0.50% of the Guaranteed Withdrawal Amount (see "Access to Your Money -- Guaranteed Withdrawal Benefit") on the applicable contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary. The GWB rider charge is deducted from your account value pro rata from each investment portfolio in the ratio each account bears to your total account value. We take amounts from the investment options that are part of the Separate Account by canceling accumulation units from the Separate Account. If you make a full withdrawal (surrender) of your account value, you apply your account value to an annuity option, there is a change in owners, joint owners or annuitants (if the owner is a non-natural person), you cancel the Enhanced GWB rider in accordance with the cancellation provisions, or the contract terminates (except for a termination due to death), a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of such change. If you elect an Optional Reset of the GWB on the 3rd (Enhanced GWB only) or 5th contract anniversary or thereafter as permitted, we may increase the GWB rider charge to the charge applicable to current contract purchases at the time of the reset but no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount. If the GWB I rider is in effect, the GWB rider charge will continue even if your Benefit Base equals zero. If the Enhanced GWB rider is in effect, the GWB rider charge will not continue if your Benefit Base equals zero.

   6.  ANNUITY PAYMENTS (THE INCOME PHASE)

Add the following to the discussion of the Guaranteed Minimum Income Benefit in the "ANNUITY PAYMENTS (THE INCOME PHASE)" section of the prospectus:

You may not have this benefit in effect at the same time as the Guaranteed Withdrawal Benefit.

   7.  ACCESS TO YOUR MONEY

In the "ACCESS TO YOUR MONEY" section of the prospectus, add the following:

GUARANTEED WITHDRAWAL BENEFIT

You may elect the Guaranteed Withdrawal Benefit ("GWB I") as an optional rider to your contract. You may elect the GWB I rider prior to age 81 at the time you purchase a contract. The GWB I is a guaranteed minimum withdrawal benefit that guarantees the complete return of your purchase payments -- plus a 5% bonus amount -- over time. You may begin taking withdrawals immediately or at a later time. The GWB I is intended to protect you against poor market performance only if your annual withdrawals or amounts applied to an annuity option are less than or equal to a specified amount as described in more detail below. However, the GWB I does not establish or guarantee an account value or minimum return for any investment portfolio. Income taxes and penalties may apply to your withdrawals. Once elected, the GWB I rider cannot be terminated except as described below. You may not have the GWB I benefit in effect at the same time as the Enhanced GWB or GMIB benefits. The GWB I guarantees that, PROVIDED WITHDRAWALS OR AMOUNTS APPLIED TO AN ANNUITY OPTION DO NOT EXCEED THE ANNUAL BENEFIT PAYMENT (THE INITIAL ANNUAL BENEFIT PAYMENT IS CURRENTLY 7% OF YOUR INITIAL PURCHASE PAYMENT PLUS THE GWB BONUS AMOUNT) IN ANY CONTRACT YEAR, the total payments that you or your beneficiary will receive from the contract over time will equal or exceed the Guaranteed Withdrawal Amount, which initially equals your purchase payments (and any applicable GWB Bonus Amount).

   IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GWB I GUARANTEES THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE GUARANTEED WITHDRAWAL AMOUNT. THIS REDUCTION MAY BE SIGNIFICANT. HOWEVER, THE GWB RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT (WHICH DOES NOT DECREASE DUE TO WITHDRAWALS) UNTIL TERMINATION OF THE CONTRACT.

BENEFIT BASE. Your initial BENEFIT BASE is equal to the initial GUARANTEED WITHDRAWAL AMOUNT, calculated as your initial purchase payment plus the GWB Bonus Amount. Thereafter, the Benefit Base is calculated separately from the Guaranteed Withdrawal Amount. Your Benefit Base will change as purchase payments and withdrawals are made, or as the result of an Optional Reset, while your Guaranteed Withdrawal Amount may change only as purchase payments are made, or as the result of an Optional Reset.

The Benefit Base is equal to:

  . Your initial purchase payment, increased by any applicable GWB Bonus Amount (currently, 5% for the initial purchase payment);

  . Increased by each subsequent purchase payment, and by any applicable GWB Bonus Amount (currently, 5% of each subsequent purchase payment);

  . Reduced dollar for dollar by Benefits Paid, which are withdrawals and amounts applied to an annuity option (currently, you may not apply amounts less than your entire account value to an annuity option); and

  . If a Benefit Paid from your contract is not payable to the contract owner or contract owner's bank account (or to the annuitant or the annuitant's bank account, if the owner is a non-natural person) or results in cumulative Benefits Paid for the current contract year exceeding the Annual Benefit Amount, and the resulting Benefit Base exceeds the account value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base and your account value after the decrease for the Benefits Paid. The Benefit Base will also be reset as a result of an Optional Reset as described below.

ANNUAL BENEFIT PAYMENT. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB Withdrawal Rate, currently 7%. The Annual Benefit Payment is reset after each subsequent purchase payment to the greater of the Annual Benefit Payment before the subsequent purchase payment and the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent purchase payment.

Benefits Paid from your contract have the following effect. If annual Benefits Paid from your contract do not exceed the Annual Benefit Payment, the Annual Benefit Payment will not decrease. If a Benefit Paid from your contract does result in annual Benefits Paid during a contract year exceeding the Annual Benefit Payment or is not payable to the contract owner or contract owner's bank account (or to the annuitant or the annuitant's bank account, if the owner is a non-natural person), the Annual Benefit Payment will be recalculated and may be reduced. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your account value after the decrease for the Benefit Paid multiplied by the GWB Withdrawal Rate.

For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 701/2. A beneficiary under a decedent's IRA (or where otherwise offered, under any other contract which is being "continued" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases) may be required to take such withdrawals which must commence, in accordance with tax regulations, by the end of the calendar year following the year of the owner's death. These required distributions may be larger than the Annual Benefit Payment and may therefore adversely impact your guarantee under the GWB I rider.

GUARANTEED WITHDRAWAL AMOUNT. The initial Guaranteed Withdrawal Amount is equal to your initial purchase payment plus the GWB Bonus Amount. The total amount guaranteed to be withdrawn over time may be less than the Guaranteed Withdrawal Amount if your annual withdrawals exceed the Annual Benefit Payment. However, the Guaranteed Withdrawal Amount is always the amount against which the GWB rider charge is calculated. The Guaranteed Withdrawal Amount may increase with additional purchase payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of the (1) Guaranteed Withdrawal Amount before the purchase payment and (2) the Benefit Base after the purchase payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount.

OPTIONAL RESET. An Optional Reset can result in an increase of the Annual Benefit Payment, the Benefit Base, the Guaranteed Withdrawal Amount and the GWB rider charge. The Optional Reset can result in a decrease of the Annual Benefit Payment and Guaranteed Withdrawal Amount if the account value before the reset was less than the Guaranteed Withdrawal Amount. Starting with the fifth contract anniversary prior to the owner's 86th birthday, you may ask us to reset the Annual Benefit Payment, Benefit Base and Guaranteed Withdrawal Amount, provided that your account value is larger than the Benefit Base immediately before the reset. We must receive your request in writing, at our Annuity Service Center, within a 30-day period prior to that contract anniversary. You may elect an Optional Reset at any subsequent contract anniversary as long as it has been at least five years since the last Optional Reset. If the owner is a non-natural person, the annuitant's age is the basis for determining the birthday. If there are joint owners, the age of the oldest joint owner is used to determine the birthday. The reset will:

  . Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the account value on the date of the reset plus the applicable GWB Bonus Amount (currently, 0%);

  . Reset your Annual Benefit Payment equal to the account value on the date of the reset multiplied by the GWB Withdrawal Rate (currently 7%); and

  . Reset the GWB rider charge equal to the then current level we charge at the time of the reset, up to the Maximum Optional Reset Fee Rate (currently 0.95%).

The purpose of an Optional Reset is to "lock-in" a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. Locking in a higher Benefit Base increases your total future guaranteed withdrawal payments, but may decrease the amount of the Annual Benefit Payment if, before the reset, the account value is less than the Guaranteed Withdrawal Amount.

TERMINATION OF THE GWB I RIDER.  The GWB I rider will terminate:

    1. When you take a total withdrawal of your account value;

    2. The date you apply your account value to an annuity option;

    3. When your account value is not sufficient to pay the charge for this benefit (whatever account value is available will be applied to pay the annual GWB rider charge);

    4. When the owner dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 86 years old, or the annuitant dies if the owner is a non-natural person;

    5. There is a change in owners, joint owners or annuitants (if the owner is a non-natural person); or

    6. When the contract is terminated.

ADDITIONAL INFORMATION. If you take a full withdrawal of your account value and the withdrawal does not exceed the Annual Benefit Payment, or your account value is reduced to zero because you do not have a sufficient account value to pay the GWB rider charge and your Benefit Base after the withdrawal is more than zero, we will commence making payments to the owner (or the annuitant if the owner is a non-natural person) or to your beneficiary, if you or the annuitant should die, on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code.

If the owner or joint owner (or the annuitant if the owner is a non-natural person) should die while this benefit is in effect, your beneficiary may elect to receive the Benefit Base as a death benefit instead of the standard death benefit or the Annual Step-Up death benefit, if those benefits had been purchased by the owner(s). Otherwise, the provisions of those death benefits will determine the amount of the death benefit.

If the beneficiary elects the Benefit Base as the death benefit under the GWB I rider, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing. If the contract is a nonqualified contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the owner (or the annuitant, where the owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.

We reserve the right to accelerate any payment that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and non-qualified contracts subject to
Section 72(s)). If you terminate the GWB I rider because (1) you make a total withdrawal of your account value; (2) your account value is insufficient to pay the GWB rider charge; or (3) the contract owner or joint owner (or the annuitant if the owner is a non-natural person) dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 86 years old, you may not make additional purchase payments under the contract.

(See Appendix C for examples of the GWB I.)

ENHANCED GUARANTEED WITHDRAWAL BENEFIT

When approved, we will offer an enhanced version of the Guaranteed Withdrawal Benefit rider ("Enhanced GWB") instead of the GWB I rider. This version is the same as the GWB I rider described above, except with the following enhancements: (1) favorable treatment of required minimum distribution withdrawals; (2) availability of an optional reset every three contract years;
(3) waiver of the GWB rider charge if the Benefit Base is zero; and (4) ability to cancel the rider within a 90-day period following the fifth contract anniversary. A description of these features follows.

REQUIRED MINIMUM DISTRIBUTIONS.  For IRAs and other contracts subject to
Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 701/2. These required distributions may be larger than your Annual Benefit Payment. After the first contract year, we will increase your Annual Benefit Payment to equal your required minimum distribution amount for that year, if such amounts are greater than your Annual Benefit Payment. YOU MUST BE ENROLLED IN THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution program, please contact our Annuity Service Center.

OPTIONAL RESET. Starting with the third contract anniversary prior to the owner's 86th birthday, you may ask us to reset the Annual Benefit Payment, Benefit Base and Guaranteed Withdrawal Amount. Similar to the Optional Reset described above for the GWB I, we must receive your request in writing within a 30-day period prior to that contract anniversary. You may elect an Optional Reset at any subsequent contract anniversary as long as it has been at least three years since the last Optional Reset and it is prior to the owner's 86th birthday.

GWB RIDER CHARGE. Unlike the GWB I described above, we will not continue to assess the GWB rider charge if your Benefit Base equals zero.

CANCELLATION OF THE ENHANCED GWB RIDER. You may elect to cancel the Enhanced GWB rider in accordance with our Administrative Procedures (currently we require you to submit your request to cancel in writing to our Annuity Service Center) during the 90-day period following your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. If you cancel the Enhanced GWB rider, you may not re-elect it.

You may not have the Enhanced GWB benefit in effect at the same time as the GWB I or GMIB benefits.

(See Appendix C for examples of the Enhanced GWB.)

   8.  APPENDIX B: PARTICIPATING INVESTMENT PORTFOLIOS

Add the following under "MET INVESTORS SERIES TRUST (Class B)"

   LEGG MASON VALUE EQUITY PORTFOLIO*

   SUBADVISER:  Legg Mason Capital Management, Inc.

   INVESTMENT OBJECTIVE: The Legg Mason Value Equity Portfolio seeks long-term capital appreciation.

   * The Legg Mason Value Equity Portfolio is expected to be available on or about December 19, 2005.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

               First MetLife Investors
                 Insurance Company
               200 Park Avenue
               New York, NY 10166

               Distributor:
               MetLife Investors
                 Distribution Company
               5 Park Plaza, Suite 1900  Telephone: 800-989-3752
               Irvine, CA 92614

APPENDIX C
GUARANTEED WITHDRAWAL BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. The examples do not reflect the deduction of fees and charges, and applicable income taxes and penalties.

A.  How Withdrawals Affect the Benefit Base

    1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 ($100,000 x 5% Bonus). Assume that the account value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 - $10,000 = $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the account value of $100,000 exceeds the Benefit Base of $95,000, no further reduction to the Benefit Base is made.

    2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000. Assume that the account value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the account value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the account value of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, reducing the Benefit Base to $80,000.

B. How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment

An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%). If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent purchase payment of $10,000 were made the next day, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Annual Benefit Payment would be reset to the greater of a) $7,350 (the Annual Benefit Payment before the second purchase payment) and b) $5,635 (7% multiplied by the Benefit Base after the second purchase payment). In this case, the Annual Benefit Payment would remain at $7,350.

C.  How Withdrawals Affect the Annual Benefit Payment

    1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the account value by an additional $1,000, the account value would be reduced to $100,000 - $9,000 - $1,000 = $90,000. Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the account value after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.

    2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the account value had increased to $150,000, the account value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the account value after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.

D. How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount

An initial purchase payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a sub-sequent purchase payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Guaranteed
Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed Withdrawal Amount before the second purchase payment) and b) $80,500 (the Benefit Base after the second purchase payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.

E.  Putting It All Together

    1.  When Withdrawals Do Not Exceed the Annual Benefit Payment

An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the account value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $7,350 at this time, your account value would be reduced to $50,000 - $7,350 = $42,650. Your Benefit Base would be reduced to $82,950 - $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.

                                    [CHART]

              Annual Benefit       Actual          Account      Benefit
                 Payment        Withdrawals         Value        Base
                 -------        -----------        -------      -------
 0                    0                0           100,000      105,000
 1                7,350            7,350            85,000       97,650
 2                7,350            7,350            68,000       90,300
 3                7,350            7,350            50,000       82,950
 4                7,350            7,350            42,650       75,600
 5                7,350            7,350            35,300       68,250
 6                7,350            7,350            27,950       60,900
 7                7,350            7,350            20,600       53,550
 8                7,350            7,350            13,250       46,200
 9                7,350            7,350             5,900       38,850
10                7,350            7,350                 0       31,500
11                7,350            7,350                 0       24,150
12                7,350            7,350                 0       16,800
13                7,350            7,350                 0        9,450
14                7,350            7,350                 0        2,100
15                2,100            2,100                 0            0
16
17
18

    2.  When Withdrawals Do Exceed the Annual Benefit Payment

An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the account value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your account value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 - $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting account value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the account value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% x $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would now be the amount guaranteed to be available to be withdrawn over time.

                                    [CHART]

              Annual Benefit      Actual           Account      Benefit
                 Payment        Withdrawals         Value        Base
                 -------        -----------        -------      -------
 0                   $0               $0          $100,000     $105,000
 1                7,350            7,350            85,000       97,650
 2                7,350            7,350            68,000       90,300
 3                7,350            7,350            50,000       82,950
 4                7,350           10,000            40,000       40,000
 5                2,800            2,800            37,200       37,200
 6                2,800            2,800            34,400       34,400
 7                2,800            2,800            31,600       31,600
 8                2,800            2,800            28,800       28,800
 9                2,800            2,800            26,000       26,000
10                2,800            2,800            23,200       23,200
11                2,800            2,800            20,400       20,400
12                2,800            2,800            17,600       17,600
13                2,800            2,800            14,800       14,800
14                2,800            2,800            12,000       12,000
15                2,800            2,800             9,200        9,200
16                2,800            2,800             6,400        6,400
17                2,800            2,800             3,600        3,600
18                2,800            2,800               800          800

F. How the Optional Reset Works if Elected on the 5/th/ Contract Anniversary (may be elected prior to age 86) -- GWB I

Assume that a contract had an initial purchase payment of $100,000 and the fee is .50%. The initial account value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.

The account value on the fifth contract anniversary grew due to market performance to $195,850. Assume the fee remains at .50%. If an Optional Reset is elected, the charge would remain at .50%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $195,850, and the Annual Benefit Payment would become 7% x $195,850 = $13,710.

The account value on the tenth contract anniversary grew due to market performance to $250,488. Assume the fee has been increased to .60%. If an Optional Reset is elected, the charge would increase to .60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $250,488, and the Annual Benefit Payment would become 7% x $250,488 = $17,534.

The account value on the fifteenth contract anniversary grew due to market performance to $395,016. Assume the fee is still .60%. If an Optional Reset is elected, the charge would remain at .60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $395,016, and the Annual Benefit Payment would become 7% x $395,016 = $27,651.

The period of time over which the Annual Benefit Payment may be taken would be lengthened.

                                    [CHART]

              Annual Benefit     Cumulative       Account
                Payment         Withdrawals        Value
              --------------    -----------       -------
 1              $ 7,350.00      $  7,350.00      $105,000.00
 2                7,350.00        14,700.00       125,000.00
 3                7,350.00        22,050.00       130,000.00
 4                7,350.00        29,400.00       145,000.00
 5                7,350.00        36,750.00       185,000.00
 6               13,709.50        50,459.50       195,850.00
 7               13,709.50        64,169.00       175,000.00
 8               13,709.50        77,878.50       185,200.00
 9               13,709.50        91,588.00       189,300.00
10               13,709.50       105,297.50       205,200.00
11               17,534.16       122,831.70       250,488.00
12               17,534.16       140,365.80       260,322.00
13               17,534.16       157,900.00       245,000.00
14               17,534.16       175,434.10       285,000.00
15               17,534.16       192,968.30       315,000.00
16               27,651.12       220,619.40       395,016.00
17               27,651.12       248,270.50       410,100.00
18               27,651.12       275,921.70       425,200.00
19               27,651.12       303,572.80       420,200.00
20               27,651.12       331,223.90       452,000.00



G. How the Optional Reset Works if Elected on the 3/rd/ Contract Anniversary (may be elected prior to age 86) -- ENHANCED GWB

Assume that a contract had an initial purchase payment of $100,000 and the fee is .50%. The initial account value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350 (assuming you began withdrawing in your first year).

The account value on the third contract anniversary grew due to market performance to $148,350. Assume the fee remains at .50%. If an Optional Reset is elected, the charge would remain at .50%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $148,350, and the Annual Benefit Payment would become 7% x $148,350 = $10,385.

The account value on the sixth contract anniversary grew due to market performance to $179,859. Assume the fee has been increased to .60%. If an Optional Reset is elected, the charge would increase to .60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 7% x $179,859 = $12,590.

The account value on the ninth contract anniversary grew due to market performance to $282,582. Assume the fee is still .60%. If an Optional Reset is elected, the charge would remain at .60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 7% x $282,582 = $19,781.

                        [CHART]

       Annual
      Benefit    Cumulative    Account
      Payment    Withdrawls     Value
      -------    ----------    -------
1       7350         7350      105000
2       7350        14700      125000
3       7350        22050      130000
4      10385        32435      148350
5      10385        42819      185000
6      10385        53204      195000
7      12590        65794      179859
8      12590        78384      210000
9      12590        90974      223000
10     19781       110755      282582
11     19781       130535      270000
12     19781       150316      278000
13         0            0      315000



H.  Annual Benefit Payment Continuing When Account Value Reaches Zero

Assume that a contract had an initial purchase payment of $100,000. The initial account value would be $100,000, the initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%).

Assume that the Benefit Base was reduced to $31,500 due to 10 years of withdrawing $7,350 each year and assume that the account value was further reduced to $0 at year 11 due to poor market performance. We would commence making payments to you (equal, on an annual basis, to the Annual Benefit Payment) until the Benefit Base is exhausted.

In this situation (assuming monthly payments), there would be 51 payments of $612.50 and a final payment of $262.50, which, in sum, would deplete the $31,500 Benefit Base. The total amount withdrawn over the life of the contract would then be $105,000.

                                    [CHART]

     Annual Benefit Payment  Benefit Base      Account Value
     ----------------------  ------------      -------------
 1           $7,350          $105,000            $100,000
 2            7,350            97,650              73,000
 3            7,350            90,300              52,750
 4            7,350            82,950              37,562.50
 5            7,350            75,600              26,171.88
 6            7,350            68,250              17,628.91
 7            7,350            60,900              11,221.68
 8            7,350            53,550               6,416.26
 9            7,350            46,200               2,812.20
10            7,350            38,850                 109.1461
11            7,350            31,500              -1,918.14
12            7,350            24,150              -3,438.61
13            7,350            16,800              -4,578.95
14            7,350             9,450              -5,434.22
15            2,100             2,100              -6,075.66
16                0                 0                   0

  FIRST METLIFE INVESTORS INSURANCE COMPANY FIRST METLIFE INVESTORS VARIABLE
                              ANNUITY ACCOUNT ONE

                       SUPPLEMENT DATED NOVEMBER 1, 2005
             TO THE PROSPECTUS DATED MAY 1, 2005 (AS SUPPLEMENTED)


This supplement describes an optional benefit, the Guaranteed Withdrawal Benefit ("GWB I"), which may be added by rider to Class C variable annuity contracts issued by First MetLife Investors Insurance Company ("we," "us," or "our"). The GWB I guarantees that the entire amount of purchase payments you make until termination of the rider will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any contract year do not exceed the maximum amount allowed. This supplement also describes an enhanced version of the Guaranteed Withdrawal Benefit ("Enhanced GWB"), which, when approved, may be added by rider to Class C contracts issued by us. When approved, we will offer the Enhanced GWB rider instead of the GWB I rider. In addition, this supplement adds a new investment portfolio to your contract. Legg Mason Value Equity Portfolio is expected to be available on or about December 19, 2005. This supplement also notifies you that the address of the distributor of the contract, MetLife Investors Distribution Company, has changed to 5 Park Plaza, Suite 1900, Irvine, CA 92614. Please use this address when writing to request a prospectus or Statement of Additional Information (SAI).



This supplement provides information in addition to that contained in the prospectus dated May 1, 2005 (as supplemented) for the contract. It should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 343-8496 to request a free copy.


Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.


1.  FEE TABLES


In the "Periodic Fees and Expenses Table" in the "FEE TABLES AND EXAMPLES" section of the prospectus, add the following:

GUARANTEED WITHDRAWAL BENEFIT AND ENHANCED
  GUARANTEED WITHDRAWAL BENEFIT RIDER      0.50% of the Guaranteed Withdrawal Amount
  CHARGE PRIOR TO OPTIONAL RESET           (Note 3)

GUARANTEED WITHDRAWAL BENEFIT AND ENHANCED
  GUARANTEED WITHDRAWAL BENEFIT RIDER      0.95% of the Guaranteed Withdrawal Amount
  CHARGE UPON OPTIONAL RESET (MAXIMUM)     (Note 3)


You may not have a Guaranteed Withdrawal Benefit and the Guaranteed Minimum Income Benefit in effect at the same time.


Note 3. See "Access to Your Money -- Guaranteed Withdrawal Benefit" for a definition of the term Guaranteed Withdrawal Amount.




Replace the table showing Minimum and Maximum Total Annual Portfolio Expenses with the following:



                                                                          MINIMUM MAXIMUM
-----------------------------------------------------------------------------------------
Total Annual Portfolio Expenses
  (expenses that are deducted from investment portfolio assets, including
  management fees, 12b-1/service fees, and other expenses)**.............  0.55%   1.40%

--------

** These expenses include the estimated total annual operating expenses of the Legg Mason Value Equity Portfolio, which is expected to be available on or about December 19, 2005.



                                                                    SUPP-GWBNYC

Add the following to the "Investment Portfolio Expenses" table under "Met Investors Series Trust":



                                                           TOTAL   CONTRACTUAL NET TOTAL
                                                          ANNUAL     EXPENSE    ANNUAL
                        MANAGEMENT    12B-1/     OTHER   PORTFOLIO SUBSIDY OR  PORTFOLIO
                           FEES    SERVICE FEES EXPENSES EXPENSES   DEFERRAL   EXPENSES
----------------------------------------------------------------------------------------
Legg Mason Value Equity
  Portfolio*...........    0.70%       0.25%      0.45%    1.40%      0.35%      1.05%

--------

* The Legg Mason Value Equity Portfolio is expected to be available on or about December 19, 2005. Portfolio expenses are estimated for the year ended December 31, 2005.



   2.  EXAMPLES



Replace the "Examples" in the "FEE TABLES AND EXAMPLES" section with the following:



   THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.



   THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE SUBSIDY AND/OR DEFERRAL). THE TOTAL ANNUAL PORTFOLIO EXPENSES (BEFORE APPLICABLE EXPENSE LIMITATIONS) OF 1.40% FOR THE LEGG MASON VALUE EQUITY PORTFOLIO IS USED AS THE INVESTMENT PORTFOLIO WITH THE MAXIMUM FEES AND EXPENSES IN THE EXAMPLES BELOW. (THE LEGG MASON VALUE EQUITY PORTFOLIO IS EXPECTED TO BE AVAILABLE ON OR ABOUT DECEMBER 19, 2005.) ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:



   IF YOU SURRENDER, DO NOT SURRENDER OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:



CHART 1. Chart 1 assumes you select the optional Annual Step-Up Death Benefit rider and the Guaranteed Withdrawal Benefit I ("GWB I") rider and elect the Optional Reset of the GWB I on the 5/th/ contract anniversary and, as a result, the GWB rider charge increases to the maximum charge permitted on an Optional Reset of 0.95%, which is the most expensive way to purchase the contract.*



                                             TIME PERIODS
         1 YEAR                    3 YEARS                    5 YEARS                    10 YEARS
-----------------------------------------------------------------------------------------------------------
        (a) $393                  (a) $1,188                 (a) $2,066                 (a) $4,495
        (b) $308                  (b) $  939                 (b) $1,658                 (b) $3,728



   IF YOU SURRENDER, DO NOT SURRENDER OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:



CHART 2. Chart 2 assumes you do not select the optional death benefit rider, the Guaranteed Minimum Income Benefit rider, or a Guaranteed Withdrawal Benefit rider, which is the least expensive way to purchase the contract.



                                             TIME PERIODS
         1 YEAR                    3 YEARS                    5 YEARS                    10 YEARS
-----------------------------------------------------------------------------------------------------------
        (a) $320                   (a) $978                  (a) $1,658                 (a) $3,463
        (b) $236                   (b) $725                  (b) $1,241                 (b) $2,650



   IF YOU SURRENDER, DO NOT SURRENDER OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:



CHART 3. Chart 3 assumes that, when the Enhanced GWB rider is available, you select the Annual Step-Up Death Benefit rider and the Enhanced GWB rider and elect the Optional Reset of the Enhanced GWB on the 3/rd/ contract anniversary and, as a result, the GWB rider charge increases to the maximum charge permitted on an Optional Reset of 0.95%, which will be the most expensive way to purchase the contract for a 3, 5 and 10 year period.*



                                             TIME PERIODS
         1 YEAR                    3 YEARS                    5 YEARS                    10 YEARS
-----------------------------------------------------------------------------------------------------------
        (a) $393                  (a) $1,246                 (a) $2,164                 (a) $4,608
        (b) $308                  (b) $  996                 (b) $1,757                 (b) $3,847

--------

* Purchasing the contract with the Annual Step-Up Death Benefit rider and either the GWB I or Enhanced GWB rider is the most expensive way to purchase the contract for a one year time period.



The Examples should not be considered a representation of past or future expenses or annual rates of return of any investment portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples.



   3.  PURCHASE



Add the following to the beginning of the Purchase section:



"The maximum issue ages for the contract and certain of its riders may be reduced in connection with the offer of the contract through certain broker dealers. You should discuss this with your account representative."



   4.  INVESTMENT OPTIONS



Add the following under "Met Investors Series Trust (Class B)":



   Legg Mason Value Equity Portfolio*



   * The Legg Mason Value Equity Portfolio is expected to be available on or about December 19, 2005.





   5.  EXPENSES


In the "EXPENSES" section of the prospectus, add the following:

GUARANTEED WITHDRAWAL BENEFIT -- RIDER CHARGE


We offer a Guaranteed Withdrawal Benefit ("GWB I") rider which you can select when you purchase the contract. When available, we will offer the Enhanced Guaranteed Withdrawal Benefit ("Enhanced GWB") rider instead of the GWB I rider (see "Access to Your Money -- Guaranteed Withdrawal Benefit"). Collectively, we will refer to these two riders as the "GWB." If you elect the GWB, a charge is deducted from your account value on each contract anniversary. The charge is equal to 0.50% of the Guaranteed Withdrawal Amount (see "Access to Your Money -- Guaranteed Withdrawal Benefit") on the applicable contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary. The GWB rider charge is deducted from your account value pro rata from each investment portfolio in the ratio each account bears to your total account value. We take amounts from the investment options that are part of the Separate Account by canceling accumulation units from the Separate Account. If you make a full withdrawal (surrender) of your account value, you apply your account value to an annuity option, there is a change in owners, joint owners or annuitants (if the owner is a non-natural person), you cancel the Enhanced GWB rider in accordance with the cancellation provisions, or the contract terminates (except for a termination due to death), a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of such change. If you elect an Optional Reset of the GWB on the 3rd (Enhanced GWB only) or 5th contract anniversary or thereafter as permitted, we may increase the GWB rider charge to the charge applicable to current contract purchases at the time of the reset but no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount. If the GWB I rider is in effect, the GWB rider charge will continue even if your Benefit Base equals zero. If the Enhanced GWB rider is in effect, the GWB rider charge will not continue if your Benefit Base equals zero.




   6.  ANNUITY PAYMENTS (THE INCOME PHASE)


Add the following to the discussion of the Guaranteed Minimum Income Benefit in the "ANNUITY PAYMENTS (THE INCOME PHASE)" section of the prospectus:


You may not have this benefit in effect at the same time as the Guaranteed Withdrawal Benefit.



   7.  ACCESS TO YOUR MONEY


In the "ACCESS TO YOUR MONEY" section of the prospectus, add the following:

GUARANTEED WITHDRAWAL BENEFIT


You may elect the Guaranteed Withdrawal Benefit ("GWB I") as an optional rider to your contract. You may elect the GWB I rider prior to age 86 at the time you purchase a contract. The GWB I is a guaranteed minimum withdrawal benefit that guarantees the complete return of your purchase payments -- plus a 5% bonus amount -- over time. You may begin taking withdrawals immediately or at a later time. The GWB I is intended to protect you against poor market performance only if your annual withdrawals or amounts applied to an annuity option are less than or equal to a specified amount as described in more detail below. However, the GWB I does not establish or guarantee an account value or minimum return for any investment portfolio. Income taxes and penalties may apply to your withdrawals. Once elected, the GWB I rider cannot be terminated except as described below. You may not have the GWB I benefit in effect at the same time as the Enhanced GWB or GMIB benefits. The GWB I guarantees that, PROVIDED WITHDRAWALS OR AMOUNTS APPLIED TO AN ANNUITY OPTION DO NOT EXCEED THE ANNUAL BENEFIT PAYMENT (THE INITIAL ANNUAL BENEFIT PAYMENT IS CURRENTLY 7% OF YOUR INITIAL PURCHASE PAYMENT PLUS THE GWB BONUS AMOUNT) IN ANY CONTRACT YEAR, the total payments that you or your beneficiary will receive from the contract over time will equal or exceed the Guaranteed Withdrawal Amount, which initially equals your purchase payments (and any applicable GWB Bonus Amount).


   IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GWB I GUARANTEES THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE GUARANTEED WITHDRAWAL AMOUNT. THIS REDUCTION MAY BE SIGNIFICANT. HOWEVER, THE GWB RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT (WHICH DOES NOT DECREASE DUE TO WITHDRAWALS) UNTIL TERMINATION OF THE CONTRACT.

BENEFIT BASE. Your initial BENEFIT BASE is equal to the initial GUARANTEED WITHDRAWAL AMOUNT, calculated as your initial purchase payment plus the GWB Bonus Amount. Thereafter, the Benefit Base is calculated separately from the Guaranteed Withdrawal Amount. Your Benefit Base will change as purchase payments and withdrawals are made, or as the result of an Optional Reset, while your Guaranteed Withdrawal Amount may change only as purchase payments are made, or as the result of an Optional Reset.

The Benefit Base is equal to:

  . Your initial purchase payment, increased by any applicable GWB Bonus Amount (currently, 5% for the initial purchase payment);

  . Increased by each subsequent purchase payment, and by any applicable GWB Bonus Amount (currently, 5% of each subsequent purchase payment);

  . Reduced dollar for dollar by Benefits Paid, which are withdrawals and amounts applied to an annuity option (currently, you may not apply amounts less than your entire account value to an annuity option); and

  . If a Benefit Paid from your contract is not payable to the contract owner or contract owner's bank account (or to the annuitant or the annuitant's bank account, if the owner is a non-natural person) or results in cumulative Benefits Paid for the current contract year exceeding the Annual Benefit Amount, and the resulting Benefit Base exceeds the account value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base and your account value after the decrease for the Benefits Paid. The Benefit Base will also be reset as a result of an Optional Reset as described below.

ANNUAL BENEFIT PAYMENT. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB Withdrawal Rate, currently 7%. The Annual Benefit Payment is reset after each subsequent purchase payment to the greater of the Annual Benefit Payment before the subsequent purchase payment and the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent purchase payment.


Benefits Paid from your contract have the following effect. If annual Benefits Paid from your contract do not exceed the Annual Benefit Payment, the Annual Benefit Payment will not decrease. If a Benefit Paid from your contract does result in annual Benefits Paid during a contract year exceeding the Annual Benefit Payment or is not payable to the contract owner or contract owner's bank account (or to the annuitant or the annuitant's bank account, if the owner is a non-natural person), the Annual Benefit Payment will be recalculated and may be reduced. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your account value after the decrease for the Benefit Paid multiplied by the GWB Withdrawal Rate.


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 701/2. A beneficiary under a decedent's IRA (or where otherwise offered, under any other contract which is being "continued" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases) may be required to take such withdrawals which must commence, in accordance with tax regulations, by the end of the calendar year following the year of the owner's death. These required distributions may be larger than the Annual Benefit Payment and may therefore adversely impact your guarantee under the GWB I rider.

GUARANTEED WITHDRAWAL AMOUNT. The initial Guaranteed Withdrawal Amount is equal to your initial purchase payment plus the GWB Bonus Amount. The total amount guaranteed to be withdrawn over time may be less than the Guaranteed Withdrawal Amount if your annual withdrawals exceed the Annual Benefit Payment. However, the Guaranteed Withdrawal Amount is always the amount against which the GWB rider charge is calculated. The Guaranteed Withdrawal Amount may increase with additional purchase payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of the (1) Guaranteed Withdrawal Amount before the purchase payment and (2) the Benefit Base after the purchase payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount.


OPTIONAL RESET. An Optional Reset can result in an increase of the Annual Benefit Payment, the Benefit Base, the Guaranteed Withdrawal Amount and the GWB rider charge. The Optional Reset can result in a decrease of the Annual Benefit Payment and Guaranteed Withdrawal Amount if the account value before the reset was less than the Guaranteed Withdrawal Amount. Starting with the fifth contract anniversary prior to the owner's 86th birthday, you may ask us to reset the Annual Benefit Payment, Benefit Base and Guaranteed Withdrawal Amount, provided that your account value is larger than the Benefit Base immediately before the reset. We must receive your request in writing, at our Annuity Service Center, within a 30-day period prior to that contract anniversary. You may elect an Optional Reset at any subsequent contract anniversary as long as it has been at least five years since the last Optional Reset. If the owner is a non-natural person, the annuitant's age is the basis for determining the birthday. If there are joint owners, the age of the oldest joint owner is used to determine the birthday. The reset will:


  . Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the account value on the date of the reset plus the applicable GWB Bonus Amount (currently, 0%);

  . Reset your Annual Benefit Payment equal to the account value on the date of the reset multiplied by the GWB Withdrawal Rate (currently 7%); and

  . Reset the GWB rider charge equal to the then current level we charge at the time of the reset, up to the Maximum Optional Reset Fee Rate (currently 0.95%).

The purpose of an Optional Reset is to "lock-in" a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. Locking in a higher Benefit Base increases your total future guaranteed withdrawal payments, but may decrease the amount of the Annual Benefit Payment if, before the reset, the account value is less than the Guaranteed Withdrawal Amount.

TERMINATION OF THE GWB I RIDER.  The GWB I rider will terminate:

    1. When you take a total withdrawal of your account value;

    2. The date you apply your account value to an annuity option;

    3. When your account value is not sufficient to pay the charge for this benefit (whatever account value is available will be applied to pay the annual GWB rider charge);

    4. When the owner dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 86 years old, or the annuitant dies if the owner is a non-natural person;

    5. There is a change in owners, joint owners or annuitants (if the owner is a non-natural person); or

    6. When the contract is terminated.

ADDITIONAL INFORMATION. If you take a full withdrawal of your account value and the withdrawal does not exceed the Annual Benefit Payment, or your account value is reduced to zero because you do not have a sufficient account value to pay the GWB rider charge and your Benefit Base after the withdrawal is more than zero, we will commence making payments to the owner (or the annuitant if the owner is a non-natural person) or to your beneficiary, if you or the annuitant should die, on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code.

If the owner or joint owner (or the annuitant if the owner is a non-natural person) should die while this benefit is in effect, your beneficiary may elect to receive the Benefit Base as a death benefit instead of the standard death benefit or the Annual Step-Up death benefit, if those benefits had been purchased by the owner(s). Otherwise, the provisions of those death benefits will determine the amount of the death benefit.


If the beneficiary elects the Benefit Base as the death benefit under the GWB I rider, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing. If the contract is a nonqualified contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the owner (or the annuitant, where the owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.

We reserve the right to accelerate any payment that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and non-qualified contracts subject to
Section 72(s)). If you terminate the GWB I rider because (1) you make a total withdrawal of your account value; (2) your account value is insufficient to pay the GWB rider charge; or (3) the contract owner or joint owner (or the annuitant if the owner is a non-natural person) dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 86 years old, you may not make additional purchase payments under the contract.


(See Appendix C for examples of the GWB I.)


ENHANCED GUARANTEED WITHDRAWAL BENEFIT

When approved, we will offer an enhanced version of the Guaranteed Withdrawal Benefit rider ("Enhanced GWB") instead of the GWB I rider. This version is the same as the GWB I rider described above, except with the following enhancements: (1) favorable treatment of required minimum distribution withdrawals; (2) availability of an optional reset every three contract years;
(3) waiver of the GWB rider charge if the Benefit Base is zero; and (4) ability to cancel the rider within a 90-day period following the fifth contract anniversary. A description of these features follows.


REQUIRED MINIMUM DISTRIBUTIONS.  For IRAs and other contracts subject to
Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 701/2. These required distributions may be larger than your Annual Benefit Payment. After the first contract year, we will increase your Annual Benefit Payment to equal your required minimum distribution amount for that year, if such amounts are greater than your Annual Benefit Payment. YOU MUST BE ENROLLED IN THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution program, please contact our Annuity Service Center.


OPTIONAL RESET. Starting with the third contract anniversary prior to the owner's 86th birthday, you may ask us to reset the Annual Benefit Payment, Benefit Base and Guaranteed Withdrawal Amount. Similar to the Optional Reset described above for the GWB I, we must receive your request in writing within a 30-day period prior to that contract anniversary. You may elect an Optional Reset at any subsequent contract anniversary as long as it has been at least three years since the last Optional Reset and it is prior to the owner's 86th birthday.

GWB RIDER CHARGE. Unlike the GWB I described above, we will not continue to assess the GWB rider charge if your Benefit Base equals zero.


CANCELLATION OF THE ENHANCED GWB RIDER. You may elect to cancel the Enhanced GWB rider in accordance with our Administrative Procedures (currently we require you to submit your request to cancel in writing to our Annuity Service Center) during the 90-day period following your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. If you cancel the Enhanced GWB rider, you may not re-elect it.



You may not have the Enhanced GWB benefit in effect at the same time as the GWB I or GMIB benefits.



(See Appendix C for examples of the Enhanced GWB.)

   8.  APPENDIX B: PARTICIPATING INVESTMENT PORTFOLIOS



Add the following under "MET INVESTORS SERIES TRUST (Class B)"



   LEGG MASON VALUE EQUITY PORTFOLIO*



   SUBADVISER:  Legg Mason Capital Management, Inc.



   INVESTMENT OBJECTIVE: The Legg Mason Value Equity Portfolio seeks long-term capital appreciation.



   * The Legg Mason Value Equity Portfolio is expected to be available on or about December 19, 2005.


       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE




               First MetLife Investors
                 Insurance Company
               200 Park Avenue
               New York, NY 10166

               Distributor:
               MetLife Investors
                 Distribution Company
               5 Park Plaza, Suite 1900  Telephone: 800-989-3752
               Irvine, CA 92614

APPENDIX C

GUARANTEED WITHDRAWAL BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. The examples do not reflect the deduction of fees and charges, and applicable income taxes and penalties.

A.  How Withdrawals Affect the Benefit Base

    1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 ($100,000 x 5% Bonus). Assume that the account value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 - $10,000 = $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the account value of $100,000 exceeds the Benefit Base of $95,000, no further reduction to the Benefit Base is made.

    2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000. Assume that the account value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the account value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the account value of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, reducing the Benefit Base to $80,000.

B. How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment

An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%). If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent purchase payment of $10,000 were made the next day, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Annual Benefit Payment would be reset to the greater of a) $7,350 (the Annual Benefit Payment before the second purchase payment) and b) $5,635 (7% multiplied by the Benefit Base after the second purchase payment). In this case, the Annual Benefit Payment would remain at $7,350.

C.  How Withdrawals Affect the Annual Benefit Payment

    1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the account value by an additional $1,000, the account value would be reduced to $100,000 - $9,000 - $1,000 = $90,000. Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the account value after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.

    2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the account value had increased to $150,000, the account value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the account value after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.

D. How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount

An initial purchase payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a sub-sequent purchase payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Guaranteed
Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed Withdrawal Amount before the second purchase payment) and b) $80,500 (the Benefit Base after the second purchase payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.

E.  Putting It All Together

    1.  When Withdrawals Do Not Exceed the Annual Benefit Payment

An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the account value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $7,350 at this time, your account value would be reduced to $50,000 - $7,350 = $42,650. Your Benefit Base would be reduced to $82,950 - $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.

                                    [CHART]

              Annual Benefit       Actual          Account      Benefit
                 Payment        Withdrawals         Value        Base
                 -------        -----------        -------      -------
 0                    0                0           100,000      105,000
 1                7,350            7,350            85,000       97,650
 2                7,350            7,350            68,000       90,300
 3                7,350            7,350            50,000       82,950
 4                7,350            7,350            42,650       75,600
 5                7,350            7,350            35,300       68,250
 6                7,350            7,350            27,950       60,900
 7                7,350            7,350            20,600       53,550
 8                7,350            7,350            13,250       46,200
 9                7,350            7,350             5,900       38,850
10                7,350            7,350                 0       31,500
11                7,350            7,350                 0       24,150
12                7,350            7,350                 0       16,800
13                7,350            7,350                 0        9,450
14                7,350            7,350                 0        2,100
15                2,100            2,100                 0            0
16
17
18

    2.  When Withdrawals Do Exceed the Annual Benefit Payment

An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the account value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your account value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 - $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting account value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the account value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% x $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would now be the amount guaranteed to be available to be withdrawn over time.

                                    [CHART]

              Annual Benefit      Actual           Account      Benefit
                 Payment        Withdrawals         Value        Base
                 -------        -----------        -------      -------
 0                   $0               $0          $100,000     $105,000
 1                7,350            7,350            85,000       97,650
 2                7,350            7,350            68,000       90,300
 3                7,350            7,350            50,000       82,950
 4                7,350           10,000            40,000       40,000
 5                2,800            2,800            37,200       37,200
 6                2,800            2,800            34,400       34,400
 7                2,800            2,800            31,600       31,600
 8                2,800            2,800            28,800       28,800
 9                2,800            2,800            26,000       26,000
10                2,800            2,800            23,200       23,200
11                2,800            2,800            20,400       20,400
12                2,800            2,800            17,600       17,600
13                2,800            2,800            14,800       14,800
14                2,800            2,800            12,000       12,000
15                2,800            2,800             9,200        9,200
16                2,800            2,800             6,400        6,400
17                2,800            2,800             3,600        3,600
18                2,800            2,800               800          800


F. How the Optional Reset Works if Elected on the 5/th/ Contract Anniversary (may be elected prior to age 86) -- GWB I


Assume that a contract had an initial purchase payment of $100,000 and the fee is .50%. The initial account value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.

The account value on the fifth contract anniversary grew due to market performance to $195,850. Assume the fee remains at .50%. If an Optional Reset is elected, the charge would remain at .50%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $195,850, and the Annual Benefit Payment would become 7% x $195,850 = $13,710.

The account value on the tenth contract anniversary grew due to market performance to $250,488. Assume the fee has been increased to .60%. If an Optional Reset is elected, the charge would increase to .60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $250,488, and the Annual Benefit Payment would become 7% x $250,488 = $17,534.

The account value on the fifteenth contract anniversary grew due to market performance to $395,016. Assume the fee is still .60%. If an Optional Reset is elected, the charge would remain at .60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $395,016, and the Annual Benefit Payment would become 7% x $395,016 = $27,651.

The period of time over which the Annual Benefit Payment may be taken would be lengthened.

                                    [CHART]

              Annual Benefit     Cumulative       Account
                Payment         Withdrawals        Value
              --------------    -----------       -------
 1              $ 7,350.00      $  7,350.00      $105,000.00
 2                7,350.00        14,700.00       125,000.00
 3                7,350.00        22,050.00       130,000.00
 4                7,350.00        29,400.00       145,000.00
 5                7,350.00        36,750.00       185,000.00
 6               13,709.50        50,459.50       195,850.00
 7               13,709.50        64,169.00       175,000.00
 8               13,709.50        77,878.50       185,200.00
 9               13,709.50        91,588.00       189,300.00
10               13,709.50       105,297.50       205,200.00
11               17,534.16       122,831.70       250,488.00
12               17,534.16       140,365.80       260,322.00
13               17,534.16       157,900.00       245,000.00
14               17,534.16       175,434.10       285,000.00
15               17,534.16       192,968.30       315,000.00
16               27,651.12       220,619.40       395,016.00
17               27,651.12       248,270.50       410,100.00
18               27,651.12       275,921.70       425,200.00
19               27,651.12       303,572.80       420,200.00
20               27,651.12       331,223.90       452,000.00




G. How the Optional Reset Works if Elected on the 3/rd/ Contract Anniversary (may be elected prior to age 86) -- ENHANCED GWB


Assume that a contract had an initial purchase payment of $100,000 and the fee is .50%. The initial account value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350 (assuming you began withdrawing in your first year).

The account value on the third contract anniversary grew due to market performance to $148,350. Assume the fee remains at .50%. If an Optional Reset is elected, the charge would remain at .50%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $148,350, and the Annual Benefit Payment would become 7% x $148,350 = $10,385.

The account value on the sixth contract anniversary grew due to market performance to $179,859. Assume the fee has been increased to .60%. If an Optional Reset is elected, the charge would increase to .60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 7% x $179,859 = $12,590.

The account value on the ninth contract anniversary grew due to market performance to $282,582. Assume the fee is still .60%. If an Optional Reset is elected, the charge would remain at .60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 7% x $282,582 = $19,781.

                        [CHART]

       Annual
      Benefit    Cumulative    Account
      Payment    Withdrawls     Value
      -------    ----------    -------
1       7350         7350      105000
2       7350        14700      125000
3       7350        22050      130000
4      10385        32435      148350
5      10385        42819      185000
6      10385        53204      195000
7      12590        65794      179859
8      12590        78384      210000
9      12590        90974      223000
10     19781       110755      282582
11     19781       130535      270000
12     19781       150316      278000
13         0            0      315000




H.  Annual Benefit Payment Continuing When Account Value Reaches Zero



Assume that a contract had an initial purchase payment of $100,000. The initial account value would be $100,000, the initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%).



Assume that the Benefit Base was reduced to $31,500 due to 10 years of withdrawing $7,350 each year and assume that the account value was further reduced to $0 at year 11 due to poor market performance. We would commence making payments to you (equal, on an annual basis, to the Annual Benefit Payment) until the Benefit Base is exhausted.



In this situation (assuming monthly payments), there would be 51 payments of $612.50 and a final payment of $262.50, which, in sum, would deplete the $31,500 Benefit Base. The total amount withdrawn over the life of the contract would then be $105,000.

                                    [CHART]

     Annual Benefit Payment  Benefit Base      Account Value
     ----------------------  ------------      -------------
 1           $7,350          $105,000            $100,000
 2            7,350            97,650              73,000
 3            7,350            90,300              52,750
 4            7,350            82,950              37,562.50
 5            7,350            75,600              26,171.88
 6            7,350            68,250              17,628.91
 7            7,350            60,900              11,221.68
 8            7,350            53,550               6,416.26
 9            7,350            46,200               2,812.20
10            7,350            38,850                 109.1461
11            7,350            31,500              -1,918.14
12            7,350            24,150              -3,438.61
13            7,350            16,800              -4,578.95
14            7,350             9,450              -5,434.22
15            2,100             2,100              -6,075.66
16                0                 0                   0

                                     PART C
                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

a. Financial Statements
  ------------------------------------------------------------------------------

The following financial statements of the Separate Account are included in Part
 B hereof:


1.        Report of Independent Registered Public Accounting Firm.

2.        Statement of Assets and Liabilities of December 31, 2004.

3.        Statement of Operations for the year ended December 31, 2004.

4. Statement of Changes in Net Assets for the years ended December 31, 2004 and 2003.

5.        Notes to Financial Statements-December 31, 2004 and 2003.

The following financial statements of the Company are included in Part B hereof:

1.        Independent Auditors' Report.

2.        Balance Sheets as of December 31, 2004 and 2003.

3.        Statements of Income for the years ended December 31, 2004, 2003 and
          2002.

4. Statements of Stockholder's Equity for the years ended December 31, 2004, 2003 and 2002.

5. Statements of Cash Flows for the years ended December 31, 2004, 2003 and 2002.

6.        Notes to Financial Statements.

b. Exhibits
  ------------------------------------------------------------------------------

1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account(1)

2.        Not Applicable.

3.        (i)       Principal Underwriter's and Selling Agreement. (effective
                    January 1, 2001)(8)

          (ii) Amendment to Principal Underwriter's and Selling Agreement. (Effective January 1, 2002)(8)

4.        (i)       Individual Flexible Purchase Payment Deferred Variable
                    Annuity Contract(2)

          (ii)      Fixed Account Rider(2)

          (iii)     Death Benefit Rider - (Annual Step-Up)(2)

          (iv)      Individual Retirement Annuity Endorsement(2)

          (v)       Roth Individual Retirement Annuity Endorsement(2)

          (vi)      401 Plan Endorsement(2)

          (vii)     Tax Sheltered Annuity Endorsement(2)

          (viii)    Unisex Annuity Rates Rider(2)

          (ix)      Simple Individual Retirement Annuity Endorsement(2)

          (x)       Individual Retirement Annuity Endorsement 6023.1 (9/02)(8)

          (xi)      Tax Sheltered Annuity Endorsement 6026.1 (9/02)(8)

          (xii)     Roth Individual Retirement Annuity Endorsement 6024.1
                    (9/02)(8)

          (xiii)    401 (a)/403 (a) Plan Endorsement 6025.1 (9/02)(8)

          (xiv)     Simple Individual Retirement Annuity Endorsement 6276
                    (9/02)(8)

          (xv) Endorsement (Name Change effective February 5, 2001. First MetLife Investors Insurance Company; formerly First Cova Life Insurance Company(4)

          (xvi)     Form of Contract Schedule 6028-3 (11/05)-D (10)

          (xvii)    Guaranteed Withdrawal Benefit Rider FMLI-690-2 (11/05)(9)

          (xviii)   Guaranteed Withdrawal Benefit Endorsement FMLI-GWB (11/05)-E
                    (9)

          (xix)     Guaranteed Minimum Accumulation Benefit Rider-Living Benefit
                    (GMAB) FULI-670-1 (11/05)(9)

          (xx) Designated Beneficiary Non-Qualified Annuity Endorsement FMLI-NQ-1 (11/05)-I (11)

5.        (i)       Variable Annuity Application (3)

          (ii)      Variable Annuity Application 4482 (7/05)(10)

6.        (i)       Copy of Articles of Incorporation of the Company(1)

          (ii)      Copy of Amended and Restated Bylaws of the Company(3)

7.        (i)       Reinsurance Agreement between First MetLife Investors
                    Insurance Company and Metropolitan Life Insurance Company(5)

8.        (i)       Participation Agreement among Met Investors Series Trust,
                    Met Investors Advisory Corp., MetLife Investors Distribution
                    Company and First MetLife Investors Insurance Company
                    (February 12, 2001)(3)

          (ii) Participation Agreement among Metropolitan Series Fund Inc., Metropolitan Life Insurance Company and First MetLife Investors Insurance Company (February 1, 2001)(8)

          (iii) Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Investors, LLC, Metropolitan Life Insurance Company and First MetLife Investors (effective July 1,
                    2004)(12)

9.        Opinion and Consent of Counsel(7)


10.       (i)       Consent of Independent Registered Public Accounting Firm
                    (Deloitte & Touche LLP)(filed herewith)

          (ii) Consent of Counsel (Sutherland Asbill & Brennan LLP) (filed herewith)

          (iii) Consent of Counsel (First MetLife Investors Insurance Company)(filed herewith)


11.       Not Applicable.

12.       Not Applicable.

13.       (i)       Powers of Attorney for James P. Bossert, Michael K. Farrell,
                    Elizabeth M. Forget, George Foulke, Francis A. Goodhue, III,
                    Richard A. Hemmings, Hugh C. McHaffie, Richard C. Pearson,
                    Thomas A. Price, Jeffrey A. Tupper, Robert L. Davidow and
                    Lisa S. Kuklinski(6)

          (ii)      Power of Attorney for Matthew K. Wessel (9)

          (1) incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 033-74174 and 811-08306) as electronically filed on December 30, 1999.

          (2) incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-96795 and 811-08306) as electronically filed on July 19, 2002.

          (3) incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-96795 and 811-08306) as electronically filed on October 15, 2002.

          (4) incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File Nos. 033-74174 and 811-08306) as electronically filed on May 1, 2001.

          (5) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-96795 and 811-08306) as electronically filed on May 1, 2003.

          (6) incorporated herein by reference to Registrant's Post-Effective Amendment No. 2 to Form N-4 (File Nos. 333-96775 and 811-08306) as electronically filed on April 29, 2004.

          (7) incorporated herein by reference to Registrant's Post-Effective Amendment No. 2 to Form N-4 (File Nos. 333-96795 and 811-08306) as electronically filed on April 29, 2004.

          (8) incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on November 2, 2004.

          (9) incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on July 14, 2005.

          (10) incorporated herein by reference to Registrant's Post-Effective Amendment No. 5 to Form N-4 (File Nos. 333-96795 and 811-08306) as electronically filed on July 15, 2005.

          (11) incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on September 9, 2005.

          (12) incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on October 7, 2005.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:



NAME AND PRINCIPAL BUSINESS ADDRESS        POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------      -------------------------------------------
Michael K. Farrell                         Chairman of the Board, President,
5 Park Plaza                               Chief Executive Officer and Director
Suite 1900
Irvine, CA 92614
Norse N. Blazzard                          Director
4401 West Tradewinds Avenue
Suite 207
Lauderdale by the Sea, FL 33308
Matthew K.Wessel                           Vice President and Chief Financial Officer
501 Route 22
Bridgewater, NJ 08807
James P. Bossert                           Executive Vice President and Director
5 Park Plaza
Suite 1900
Irvine, CA 92614
Robert L. Davidow                          Director
367 Stanwich Road
Greenwich, CT 06830
Elizabeth M. Forget                        Executive Vice President and Director
260 Madison Avenue
New York, NY 10016
George Foulke                              Director
501 Route 22
Bridgewater, NJ 08807
Francis A. Goodhue, III                    Director
Morgan Guaranty
345 Park Avenue
New York, NY 10017
Richard A. Hemmings                        Director
Lord, Bissell & Brook
115 S. LaSalle Street
Chicago, IL 60603
Lisa S. Kuklinski                          Vice President and Director
260 Madison Avenue
New York, NY 10016
Hugh C. McHaffie                           Executive Vice President and Director
501 Boylston Street
Boston, MA 02116
Thomas A. Price                            Director
Bank of New York
1 Wall Street
New York, NY 10286
Kevin J. Paulson                           Senior Vice President
4700 Westown Parkway
West Des Moines, IA 50266

NAME AND PRINCIPAL BUSINESS ADDRESS        POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------      ----------------------------------------
Richard C. Pearson                         Executive Vice President,
5 Park Plaza                               General Counsel, Secretary and Director
Suite 1900
Irvine, CA 92614
Helayne F. Klier                           Executive Vice President
260 Madison Avenue
New York, NY 10016
Jeffrey A. Tupper                          Assistant Vice President and Director
5 Park Plaza
Suite 1900
Irvine, CA 92614
Leonard M. Bakal                           Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Roberto Baron                              Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Debora L. Buffington                       Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614
Betty Davis                                Vice President
1125 17th Street
Suite 800
Denver, CO 80202
Brian C. Kiel                              Vice President, Appointed Actuary
501 Route 22
Bridgewater, NJ 08807
Christopher A. Kremer                      Vice President
501 Boylston Street
Boston, MA 02116
Marian J. Zeldin                           Vice President
501 Route 22
Bridgewater, NJ 08907
Karen A. Johnson                           Vice President
501 Boylston Street
Boston, MA 02116
Deron J. Richens                           Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Kenneth J. Eiger                           Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128
Garth A. Bernard                           Vice President
501 Boylston Street
Boston, MA 02116
Gregory E. Illson                          Vice President
501 Boylston Street
Boston, MA 02116
Bennett D. Kleinberg                       Vice President
185 Asylum Street
Hartford, CT 06103

NAME AND PRINCIPAL BUSINESS ADDRESS        POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------      -------------------------------------
Henryk Sulikowski, Jr.                     Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Anthony J. Williamson                      Treasurer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

          The Registrant is a separate account of First MetLife Investors Insurance Company under New York state insurance law. First MetLife Investors Insurance Company is a wholly-owned direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

          On July 1, 2005, MetLife, Inc. completed the acquisition of Citigroup's Travelers Life & Annuity businesses, including The Travelers Insurance Company and The Travelers Life and Annuity Company, and substantially all of Citigroup's international insurance businesses.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                               AS OF JUNE 30, 2005

The following is a list of subsidiaries of MetLife, Inc. updated as of June 30, 2005. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

            a)    Texas Life Agency Services, Inc. (TX)

            b)    Texas Life Agency Services of Kansas, Inc. (KS)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

      1.    MetLife Investors Insurance Company of California (CA)

P.    First MetLife Investors Insurance Company (NY)

Q.    N.L. Holding Corp. (DEL) (NY)

      1.    Nathan & Lewis Associates, Inc. (NY)

            a)    Nathan and Lewis Insurance Agency of Massachusetts, Inc. (MA)

            b)    Nathan and Lewis Associates of Texas, Inc. (TX)

R.    Walnut Street Securities, Inc. (MO)

      1.    Walnut Street Advisers, Inc. (MO)

S.    Newbury Insurance Company, Limited (BERMUDA)

T.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors USA Insurance Company (DE)

      2.    MetLife Investors Distribution Company (MO)

      3.    Met Investors Advisory, LLC (DE)

      4.    MetLife Investors Financial Agency, Inc. (TX)

U.    MetLife International Holdings, Inc. (DE)

      1.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      2. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      3.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.9987% is owned by Metlife International Holdings, Inc. and 0.0013% is owned by Natiloporterm Holdings, Inc.

      4. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

      5. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

            a) Met AFJP S.A. (Argentina)- 95% of the shares of Met AFJP S.A. are owned by Metropolitan Life Seguros de Vida S.A. and 5% of the shares of Met AFJP S.A. are held by Metropolitan Seguros de Retiro S.A.

      6.    MetLife Insurance Company of Korea Limited (South Korea)

      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 99.999999% is owned by MetLife International Holdings, Inc. and 0.000001% is owned by Natiloportem Holdings, Inc.

            a)    Soma Seguradora, S.A. (Brazil)

      8.    MetLife Global, Inc. (DE)

      9. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

V.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Avenue BTP-D Holdings, LLC (DE)

      2.    334 Madison Avenue BTP-E Holdings, LLC (DE)

      3.    334 Madison Avenue Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 99% of the voting control of Park Twenty Three Investments Company is held by 334 Madison Euro Investments, Inc. and 1% voting control is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 99% of the voting control of Convent Station Euro Investments Four Company is held by Park Twenty Three Investments Company and 1% voting control is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      4. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      5. One Madison Investments (Cayco) Limited (Cayman Islands)- 89.9% of the voting control of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company and 10.1% voting control is held by Convent Station Euro Investments Four Company.

      6. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      7.    GA Holding Corp. (MA)

      9.    L/C Development Corporation (CA)

      10.   Benefit Services Corporation (GA)

      11.   Thorngate, LLC (DE)

      12.   Alternative Fuel I, LLC (DE)

      13.   Transmountain Land & Livestock Company (MT)

      14.   MetPark Funding, Inc. (DE)

      15.   HPZ Assets LLC (DE)

      16.   MetDent, Inc. (DE)

      17.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      18.   Metropolitan Tower Realty Company, Inc. (DE)

      19. P.T. MetLife Sejahtera (Indonesia)-95.21% of P.T. MetLife Sejahtera is held by Metropolitan Life Insurance Company

      20.   MetLife (India) Private Ltd. (India)

      21.   Metropolitan Marine Way Investments Limited (Canada)

      22.   MetLife Private Equity Holdings, LLC (DE)

      23. Sino-US MetLife Insurance Company, Ltd (China)- 50% of Sino-US MetLife Insurance Company is held by Metropolitan Life Insurance Company

      24.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      25.   Metropolitan Realty Management, Inc. (DE)

      26.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      27.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      28.   Bond Trust Account A (MA)

      29.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company and 10% General Partnership interest of MetLife Capital Credit L.P. is held by Metropolitan Asset Management Corporation.

                  (1)   MetLife Capital CFLI Holdings, LLC (DE)

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company and 9.58% Limited Partnership and 16.64% General Partnership interests are held by Metropolitan Asset Management Corporation.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) MetLife Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

      30.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

            c)    Omega Reinsurance Corporation (AZ)

      31.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   Paragon Life Insurance Company (MO)

                  (2)   GenAmerica Management Corporation (MO)

                  (3)   Reinsurance Group of America, Incorporated (MO)

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                                          (bb)  Great Rivers Reinsurance
                                                Management, Inc. (MO)

                                          (cc)  RGA (U.K.) Underwriting Agency
                                                Limited (United Kingdom)

                              (ii)  RGA Worldwide Reinsurance Company Ltd.
                                    (Barbados)-67% is held by Reinsurance Group of America, Incorporated and 100% of the preferred stock is also held by Reinsurance Group of America Incorporated.

                              (iii) RGA Sigma Reinsurance SPC (Cayman Islands)

                              (iv)  RGA Americas Reinsurance Company, Ltd.
                                    (Barbados)

                              (v) RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                                    (A)   RGA Financial Group, L.L.C. (DE)- 80%
                                          of RGA Financial Group, L.L.C. is held
                                          by RGA Reinsurance Company (Barbados)
                                          Ltd. and 20% of RGA Financial Group,
                                          LLC is held by RGA Reinsurance Company

                              (vi)  RGA Life Reinsurance Company of Canada
                                    (Canada)

                              (vii) RGA International Corporation (Nova Scotia)

                                    (A)   RGA Financial Products Limited
                                          (Canada)

                              (viii)RGA Holdings Limited (U.K.) (United Kingdom)

                                    (A)   RGA UK Services Limited (United
                                          Kingdom)

                                    (B)   RGA Capital Limited U.K. (United
                                          Kingdom)

                                    (C)   RGA Reinsurance (UK) Limited (United
                                          Kingdom)

                              (ix) RGA South African Holdings (Pty) Ltd. (South Africa)

                                    (A)   RGA Reinsurance Company of South
                                          Africa Limited (South Africa)

                              (x)   RGA Australian Holdings PTY Limited
                                    (Australia)

                                    (A)   RGA Reinsurance Company of Australia
                                          Limited (Australia)

                                    (B)   RGA Asia Pacific PTY, Limited
                                          (Australia)

                              (xi) General American Argentina Seguros de Vida, S.A. (Argentina)

                              (xii) Malaysia Life Reinsurance Group Berhad
                                    (Malaysia)- 30% interest of Malaysia Life
                                    Reinsurance Group Berhad is held by
                                    Reinsurance Group of America, Incorporated.

                              (xiii)RGA Technology Partners, Inc. (MO)

                              (xiv) RGA International Reinsurance Company
                                    (Ireland)

                              (XV)  RGA Capital Trust I

      32.   Corporate Real Estate Holdings, LLC (DE)

      33. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control is held by Metropolitan Asset Management Corporation

      34.   Tower Resources Group, Inc. (DE)

      35.   Headland Development Corporation (CA)

      36.   Headland - Pacific Palisades, LLC (CA)

      37.   Headland Properties Associates (CA)

      38.   Krisman, Inc. (MO)

      39.   Special Multi-Asset Receivables Trust (DE)

      40.   White Oak Royalty Company (OK)

      41.   500 Grant Street GP LLC (DE)

      42. 500 Grant Street Associates Limited Partnership (CT) - 99% is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

X.    MetLife Capital Trust II (DE)

Y.    MetLife Capital Trust III (DE)

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent entity, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) New England Life Insurance Company ("NELICO"), owns 100% of the voting stock of Omega Reinsurance Corporation. NELICO does not have a financial interest in this subsidiary.

5) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27. NUMBER OF CONTRACT OWNERS


          As of September 30, 2005, there were 101 qualified contract owners and 88 non-qualified contract owners of Class C contracts.


ITEM 28. INDEMNIFICATION

          The Depositor's parent, MetLife, Inc. has secured a Financial Institution Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors & Officers Liability and Corporate Reimbursement Insurance Policy insurance coverage with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.

          The Bylaws of the Company (Article VII, Section VII.1) provide that:

          The Corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he or she, his or her testator, testatrix or interstate, is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him or her in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation, except that no indemnification under this Section shall be made in respect of (1) a threatened action, or a pending action which is settled or is otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation, unless and only to the extent that the court in which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement amount and expenses as the court deems proper.

          The Corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding (other than one by or in the right of the Corporation to procure a judgment in its favor), whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he or she, his or her testator, testatrix or intestate, was a director or officer of the Corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his or her conduct was unlawful.

          The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, or its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interest of the Corporation or that he or she had reasonable cause to believe that his or her conduct was unlawful.

          A person who has been successful, on the merits or otherwise, in the defense of a civil or criminal action or proceeding of the character described in the first two paragraphs of this Article VII, shall be entitled to indemnification as authorized in such paragraphs. Except as provided in the preceding sentence and unless ordered by a court, any indemnification under such paragraphs shall be made by the Corporation, only if authorized in the specific case:

(1) By the Board of Directors acting by a quorum consisting of directors who are not parties to such action or proceeding upon a finding that the director, officer or employee has met the standard of conduct set forth in the first two paragraphs of this Article VII, as the case may be or

(2) If such a quorum is not obtainable with due diligence or, even if obtainable, a quorum of disinterested directors so directs,

          (a) By the Board of Directors upon the opinion in writing of independent legal counsel that indemnification is proper in the circumstances because the applicable standard of conduct set forth in the first two paragraphs of this Article VII has been met by such director, officer or employee, or

          (b) By the shareholders upon a finding that the director, officer or employee has met the applicable standard of conduct set forth in such paragraphs.

          Expenses, including attorneys' fees, incurred in defending a civil or criminal action or a proceeding may be paid by the Corporation in advance of the final disposition of such action or proceeding, if authorized in accordance with the preceding paragraph, subject to repayment to the Corporation in case the person receiving such advancement is ultimately found, under the procedure set forth in this Article VII, not to be entitled to indemnification or, where indemnification is granted, to the extent the expenses so advanced by the Corporation exceed the indemnification to which he or she is entitled.

          Nothing herein shall affect the right of any person to be awarded indemnification or, during the pendency of litigation, an allowance of expenses, including attorneys' fees, by a court in accordance with the law.

          If any expenses or other amounts are paid by way of indemnification, otherwise than by court order or action by the shareholders, the Corporation shall, not later than the next annual meeting of shareholders unless such meeting is held within three months from the date of such payment, and in any event, within fifteen months from the date of such payment, mail to its shareholders of record at the time entitled to vote for the election of directors a statement specifying the persons paid, the amounts paid, and the nature and status at the time of such payment of the litigation or threatened litigation.

          The Corporation shall have the power, in furtherance of the provisions of this Article VII, to apply for, purchase and maintain insurance of the type and in such amounts as is or may hereafter be permitted by Section 726 of the Business Corporation Law.

          No payment of indemnification, advancement or allowance under Sections 721 to 726, inclusive, of the Business Corporation Law shall be made unless a notice has been filed with the Superintendent of Insurance of the State of New York, not less than thirty days prior to such payment, specifying the persons to be paid, the amounts to be paid, the manner in which such payment is authorized and the nature and status, at the time of such notice, of the litigation or threatened litigation.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by the director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

          (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):

                    Met Investors Series Trust
                    MetLife Investors USA Separate Account One
                    MetLife Investors Variable Annuity Account One

                    MetLife Investors Variable Annuity Account Five MetLife Investors Variable Life Account One MetLife Investors Variable Life Account Five General American Separate Account Eleven General American Separate Account Twenty-Eight General American Separate Account Twenty-Nine General American Separate Account Two
                    Security Equity Separate Account Twenty-Six
                    Security Equity Separate Account Twenty-Seven Separate Account A of Paragon Life
                    Separate Account B of Paragon Life
                    Separate Account C of Paragon Life
                    Separate Account D of Paragon Life


          (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.




NAME AND PRINCIPAL BUSINESS ADDRESS        POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------      -----------------------------------------------------------------
Michael K. Farrell                         Director
5 Park Plaza
Suite 1900
Irvine, CA 92614
Craig W. Markham                           Director
13045 Tesson Ferry Road
St. Louis, MO 63128
William J. Toppeta                         Director
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Paul Sylvester                             President, National Sales Manager-Annuities & LTC
10 Park Avenue
Morristown, NJ 07962
Elizabeth M. Forget                        Executive Vice President, Investment Fund Management & Marketing
260 Madison Avenue
New York, NY 10016
Paul A. LaPiana                            Executive Vice President, National Sales Manager-Life
5 Park Plaza
Suite 1900
Irvine, CA 92614
Richard C. Pearson                         Executive Vice President,
5 Park Plaza                               General Counsel and Secretary
Suite 1900
Irvine, CA 92614
Timothy A. Spangenberg                     Executive Vice President and Chief Financial Officer
13045 Tesson Ferry Road
St. Louis, MO 63128
Leslie Sutherland                          Senior Vice President, Channel Head-Broker Dealers
1 MetLife Plaza
Long Island City, NY 11101
Edward C. Wilson                           Senior Vice President, Channel Head-Wirehouse
5 Park Plaza
Suite 1900
Irvine, CA 92614
Douglas P. Rodgers                         Senior Vice President, Channel Head-LTC
10 Park Avenue, 1st Floor
Morristown, NJ 07962

NAME AND PRINCIPAL BUSINESS ADDRESS        POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------      -------------------------------------------------------------
Roderick Halvorson                         Senior Vice President, Channel Head-Banks
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Curtis Wohlers                             Senior Vice President, Channel Head-Planners
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Louis P. Digiacomo                         Senior Vice President, Channel Head-Independent Channel
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Andrew Aiello                              Senior Vice President, Channel Head-National Account Channel
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Anthony J. Williamson                      Treasurer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Debora L. Buffington                       Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614
David DeCarlo                              Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Anthony J. Dufault                         Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Paul M. Kos                                Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
James R. Fitzpatrick                       Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Deron J. Richens                           Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Cathy Sturdivant                           Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Paulina Vakouros                           Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
John E. Petersen                           Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

NAME AND PRINCIPAL BUSINESS ADDRESS        POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------      ---------------------------------------
Craig W. Markham                           Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128
Charles M. Deuth                           Vice President, National Accounts
5 Park Plaza
Suite 1900
Irvine, CA 92614


          (c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


                   (1)                                (2)                   (3)                 (4)                (5)
                                                Net Underwriting
                                                 Discounts And          Compensation         Brokerage            Other
Name of Principal Underwriter                     Commissions          On Redemption        Commissions        Compensation
-----------------------------------------      -----------------      ---------------      -------------      -------------
 MetLife Investors Distribution Company           $11,902,127              $0                  $0                 $0

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

          The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

          (a)       Registrant

          (b) MetLife Annuity Operations, 27000 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266

          (c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA 02110

          (d) MetLife Investors Distribution Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614

          (e) MetLife Investors Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614

          (f)       MetLife, 4010 Boy Scout Blvd., Tampa, FL 33607

          (g)       MetLife, 501 Boylston Street, Boston, MA 02116

          (h)       MetLife, 200 Park Avenue, New York, NY 10166

ITEM 31. MANAGEMENT SERVICES

          Not Applicable.

ITEM 32. UNDERTAKINGS

          a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

          b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

          c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

          d. First MetLife Investors Insurance Company (Company) hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                 REPRESENTATIONS

          The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

          1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

          2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

          3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
Section 403(b)(11) to the attention of the potential participants;

          4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES


          As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of New York and State of New York on this 24th day of October 2005.



          FIRST METLIFE INVESTORS VARIABLE ANNUITY
          ACCOUNT ONE
          (Registrant)
          By:        FIRST METLIFE INVESTORS INSURANCE COMPANY
          By:        /s/ Michael K. Farrell
                     ----------------------------------------
                     Michael K. Farrell
                     President and Chief Executive Officer
          FIRST METLIFE INVESTORS INSURANCE COMPANY
          (Depositor)
          By:        /s/ Michael K. Farrell
                     ----------------------------------------
                     Michael K. Farrell
                     President and Chief Executive Officer

          As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on October 24, 2005.



/s/ Michael K. Farrell*
--------------------------------        Chairman of the Board, Chief Executive Officer,
Michael K. Farrell                      President and Director
/s/ James P. Bossert*                   Executive Vice President and Director
--------------------------------
James P. Bossert
/s/ Matthew K. Wessel*                  Vice President and Chief Financial Officer (Principal
--------------------------------
                                        Accounting Officer)
Matthew K. Wessel
                                        Director
--------------------------------
Norse N. Blazzard
/s/ Robert L. Davidow*                  Director
--------------------------------
Robert L. Davidow
/s/ Elizabeth M. Forget*                Director
--------------------------------
Elizabeth M. Forget
/s/ George Foulke*                      Director
--------------------------------
George Foulke
/s/ Francis A. Goodhue, III*            Director
--------------------------------
Francis A. Goodhue, III
/s/ Robert A. Hemmings*                 Director
--------------------------------
Robert A. Hemmings
/s/ Lisa S. Kuklinski*                  Director
--------------------------------
Lisa S. Kuklinski
/s/ Hugh C. McHaffie*                   Director
--------------------------------
Hugh C. McHaffie
/s/ Richard C. Pearson*                 Director
--------------------------------
Richard C. Pearson
/s/ Thomas A. Price*                    Director
--------------------------------
Thomas A. Price
/s/ Jeffrey A. Tupper*                  Director
--------------------------------
Jeffrey A. Tupper



          *By:      /s/ Michele H. Abate
                    ----------------------------------------
                    Michele H. Abate, Attorney-In-Fact
                    October 24, 2005



*         First MetLife Investors Insurance Company. Executed by Michele H.
          Abate, Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective Amendment No. 2 to Form N-4 (File Nos. 333-96775/811-08306) filed as Exhibit 14 on April 29, 2004, except for Matthew K. Wessel whose power of attorney is incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 (File Nos. 333-96773/811-08306) filed as Exhibit 13(ii) on July 14, 2005.

                               INDEX TO EXHIBITS

10(i) Consent of Independent Registrered Public Accounting Firm (Deloitte & Touche LLP)

10(ii)      Consent of Counsel (Sutherland Asbill & Brennan LLP)

10(iii)      Consent of Counsel (First MetLife Investors Insurance Company)